April 1, 2009

VIA EDGAR SYSTEM

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	OCM Mutual Fund
File Nos. 002-90810 and 811-04010
Rule 497(j) Certification

Ladies and Gentlemen:

The undersigned officer of OCM Mutual Fund (the “Trust”) does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:

1.  that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 43 to Form N-1A Registration Statement filed by the Trust on March 27, 2009, which became effective on that same day.

2.  that the text of Post-Effective Amendment No. 43 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on March 27, 2009.

Very truly yours,

OCM MUTUAL FUND

By:  /s/Gregory M. Orrell
Gregory M. Orrell